SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statutory U.S. rate (as a percent)	21.00%	21.00%	35.00%